Warrants and Share-based Payment - Additional Information (Detail) € / shares in Units, € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021 EUR (€)	Sep. 30, 2020 EUR (€)	Sep. 30, 2021 EUR (€)	Sep. 30, 2020 EUR (€)	Sep. 30, 2021 kr / shares shares	Sep. 30, 2021 € / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share nominal value | kr / shares					kr 1
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options						€ 6.48
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options						€ 145.5
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate number of other equity instruments granted			11,174,143
Aggregate number of other equity instruments cancelled | shares					19,580	19,580
Aggregate number of other equity instruments exercised			4,428,982
Aggregate number of other equity instruments expired			2,168
Aggregate number of other equity instruments forfeited			677,057
Number of other equity instruments authorized					2,453,144	2,453,144
Warrant compensation costs | €	€ 13.3	€ 10.4	€ 52.7	€ 38.8